Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net revenues:
Total net revenues	¥ 103,468,159	$ 14,573,185	¥ 96,495,809	¥ 87,606,026
Cost of revenues:
Total cost of revenues	(40,404,765)	(5,690,892)	(43,729,683)	(40,635,225)
Gross profit:
Gross profit	63,063,394	$ 8,882,293	52,766,126	46,970,801
Depreciation expenses
Total depreciation expenses of property and equipment	295,009		486,647	406,379
A point in time
Net revenues:
Total net revenues	27,140,994		23,322,675	19,581,668
Over time
Net revenues:
Total net revenues	76,327,165		73,173,134	68,024,358
Games and related value-added services
Net revenues:
Total net revenues	81,565,449		74,566,471	67,819,288
Cost of revenues:
Total cost of revenues	(25,938,865)		(27,784,419)	(26,007,412)
Gross profit:
Gross profit	55,626,584		46,782,052	41,811,876
Depreciation expenses
Total depreciation expenses of property and equipment	223,156		339,300	278,780
Youdao
Net revenues:
Total net revenues	5,389,208		5,013,182	5,354,357
Cost of revenues:
Total cost of revenues	(2,621,746)		(2,430,738)	(2,448,146)
Gross profit:
Gross profit	2,767,462		2,582,444	2,906,211
Depreciation expenses
Total depreciation expenses of property and equipment	9,275		11,610	9,330
Cloud Music
Net revenues:
Total net revenues	7,866,992		8,992,221	6,997,622
Cost of revenues:
Total cost of revenues	(5,764,322)		(7,699,103)	(6,854,948)
Gross profit:
Gross profit	2,102,670		1,293,118	142,674
Depreciation expenses
Total depreciation expenses of property and equipment	2,452		6,044	3,827
Innovative businesses and others
Net revenues:
Total net revenues	8,646,510		7,923,935	7,434,759
Cost of revenues:
Total cost of revenues	(6,079,832)		(5,815,423)	(5,324,719)
Gross profit:
Gross profit	2,566,678		2,108,512	2,110,040
Depreciation expenses
Total depreciation expenses of property and equipment	¥ 60,126		¥ 129,693	¥ 114,442